Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are discretionary and are generally granted to our NEOs in March and April following each fiscal year end. In certain circumstances, including the hiring or promotion of an officer, the LD&CC may approve grants to be effective at other times. Eligible employees, including our NEOs, may also voluntarily enroll in the employee stock purchase plan to purchase shares at a discount using payroll deductions accumulated during the prior three-month period. Purchase dates under the employee stock purchase plan are generally the earliest trading day after the last pay date in the calendar quarter.
In response to Item 402(x)(1) of Regulation S-K, we do not grant awards of stock options, stock appreciation rights, similar option-like instruments or other equity awards in anticipation of the release of material, nonpublic information, nor do we time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our common stock on the NYSE on the date of the grant, except that if the grant date falls on a non-trading day, then the exercise price is the closing price of our common stock on the NYSE on the last trading day preceding the date of grant.
In 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2024.

Award Timing Method
Equity awards are discretionary and are generally granted to our NEOs in March and April following each fiscal year end. In certain circumstances, including the hiring or promotion of an officer, the LD&CC may approve grants to be effective at other times. Eligible employees, including our NEOs, may also voluntarily enroll in the employee stock purchase plan to purchase shares at a discount using payroll deductions accumulated during the prior three-month period. Purchase dates under the employee stock purchase plan are generally the earliest trading day after the last pay date in the calendar quarter.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
In response to Item 402(x)(1) of Regulation S-K, we do not grant awards of stock options, stock appreciation rights, similar option-like instruments or other equity awards in anticipation of the release of material, nonpublic information, nor do we time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our common stock on the NYSE on the date of the grant, except that if the grant date falls on a non-trading day, then the exercise price is the closing price of our common stock on the NYSE on the last trading day preceding the date of grant.
In 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2024.

MNPI Disclosure Timed for Compensation Value	false